Long-Term Investments (Tables)	6 Months Ended
Mar. 31, 2026
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

As of March 31, 2026 and September 30, 2025, long-term investments consisted of the following:

	As of March 31, 2026	As of September 30, 2025
	(Unaudited)
Long-term investments:
Investments accounted for using the equity method	$8,150,969	$-
Total long-term investments	$8,150,969	$-